Quarterly Financial Data (Unaudited) (Details 1) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of quarterly financial data
Revenue	$ 386.1	$ 389.1	$ 378.5	$ 353.1	$ 335.6	$ 338.2	$ 327.5	$ 303.4
Operating income (loss)	48.9	60.3	51.4	36.5	20.4	40.8	32.4	34.8	$ 197.1	$ 128.4	$ 169.2
Net income (loss)	21.1	(1.0)	(0.4)	(4.4)	(10.7)	(0.1)	19.9	(13.5)	15.3	(4.4)	(28.2)
Net income (loss) attributable to TransUnion Intermediary	$ 19.2	$ (4.0)	$ (2.6)	$ (6.6)	$ (13.1)	$ (2.6)	$ 17.9	$ (14.7)	$ 5.9	$ (12.5)	$ (35.1)
Earnings Per Share, Basic	$ 0.11	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.09)	$ (0.02)	$ 0.12	$ (0.10)	$ 0.04	$ (0.09)	$ (0.24)
Earnings Per Share, Diluted	$ 0.10	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.09)	$ (0.02)	$ 0.12	$ (0.10)	$ 0.04	$ (0.09)	$ (0.24)